Investments Accounted for Using Equity Method - Summary of Movement of Investments in Associates and Joint Ventures (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using equity method [abstract]
At January 1	¥ 4,330	¥ 3,599
Additions	9	511
Business combinations	1	0
Share of profit, net	127	38	¥ (47)
Share of other comprehensive income	4	75	4
Disposal	(70)	0
Step up acquisition accounted for as business combination	(42)	(93)
Capital reduction	(7)	(21)
Impairment provision (note)	(23)	0
Currency translation differences	67	295
Dividend received	(122)	(74)
At December 31	¥ 4,274	¥ 4,330	¥ 3,599